Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		99 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2014
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Advertising Expense (in Dollars)	$ 264,834	$ 7,812	$ 918,013
Three Customers [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	100.00%	100.00%		94.00%
One Customer [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage					100.00%	100.00%
Two Customers [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage							79.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | Non US [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				100.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	three
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	five